Reportable Segments (Equity in earnings of unconsolidated affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	$ 212	$ 117	$ 65
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	142	26	12
Investment In Regency [Member]
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	105	120	54
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	$ (35)	$ (29)	$ (1)